Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Per Share Amounts

The following tables reconcile the net earnings (loss) and weighted average shares outstanding used in computing basic and diluted earnings (loss) per share:

	2019	2018
Net earnings (loss) – basic and diluted	$6,618	$(294,270)

(Stated in thousands)	2019	2018
Weighted average shares outstanding – basic	290,782	293,560
Effect of stock options and other equity compensation plans	6,397	—
Weighted average shares outstanding – diluted	297,179	293,560